Equipment and leasehold improvements (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
A breakdown of cost and accumulated depreciation and amortization for equipment and leasehold improvements as of December 31, 2014 ans 2013 is as follows:

	December 31,
	2014	2013
Leasehold improvements	7,462	7,414
Furniture and equipment	16,870	16,933
	24,332	24,347

Less: accumulated depreciation and amortization	16,203	13,881
	8,129	10,466